Cover	Nov. 17, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 20, 2023, Healthwell Acquisition Corp. I, a Delaware corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission (the “SEC”). This amendment to Form 8-K (i) supplements the Original Form 8-K with the expected date (x) on which the Redemption Amount (as defined below) will be paid to holders of the Public Shares (as defined below) and (y) when the Company’s securities will cease trading, (ii) updates the Redemption Amount and (iii) adds Item 3.01. Except as described above, all other information in the Original Form 8-K remains unchanged.
Document Period End Date	Nov. 17, 2023
Entity File Number	001-40697
Entity Registrant Name	Healthwell Acquisition Corp. I
Entity Central Index Key	0001845013
Entity Tax Identification Number	86-1911840
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1001 Green Bay Rd
Entity Address, Address Line Two	#227
Entity Address, City or Town	Winnetka
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60093
City Area Code	847
Local Phone Number	230-9162
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	HWELU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HWEL
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock for $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	HWELW
Security Exchange Name	NASDAQ